Restructuring Charges - Additional Information (Detail) $ in Millions	12 Months Ended
Jun. 30, 2015 USD ($) Position
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 2,078
Phone Hardware Integration Plan
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | Position	19,000
Completion date	Jun. 30, 2015
Restructuring charges	$ 1,300
Phone Hardware Integration Plan | Nokia Devices And Services Business
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | Position	13,000
Phone Hardware Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Completion date	Jun. 30, 2016
Restructuring charges	$ 780
Phone Hardware Restructuring Plan | Upper Limit
Restructuring Cost and Reserve [Line Items]
Number of positions expected to be eliminated in fiscal year 2016 | Position	7,800